Segmented Information - Reconciliation Of Segment Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 10,573	$ 5,587
Utilities
Revenues	3,936	3,817
Midstream
Revenues	6,533	1,635
Corporate/Other
Revenues	104	135
Intersegment revenue
Revenues	2	1
Intersegment revenue | Utilities
Revenues	0	0
Intersegment revenue | Midstream
Revenues	2	1
Intersegment revenue | Corporate/Other
Revenues	0	0
Operating Segments
Revenues	10,575	5,588
Operating Segments | Utilities
Revenues	3,936	3,817
Operating Segments | Midstream
Revenues	6,535	1,636
Operating Segments | Corporate/Other
Revenues	$ 104	$ 135